Notes Payable - Additional Information (Detail) - USD ($)							1 Months Ended		3 Months Ended	12 Months Ended
	Dec. 28, 2020	Aug. 31, 2020	May 04, 2020	Feb. 05, 2020	Jan. 01, 2020	Jan. 01, 2019	Jun. 30, 2020	Dec. 31, 2019	Mar. 31, 2021	Dec. 31, 2020	Jan. 31, 2021	Aug. 25, 2020	Aug. 24, 2020	Aug. 20, 2020	Jun. 13, 2020	Mar. 31, 2020	Feb. 01, 2019
Debt Instrument [Line Items]
Notes payable outstanding								$ 373,794	$ 1,243,700	$ 318,995
Annual interest rate				1.59%
Shares subscribed for purchase							11,594
Share subscription price							$ 63,800
Common stock, par value	$ 10.00						$ 5.50	$ 0.001	$ 0.001	$ 0.001			$ 0.001	$ 0.001
Strike price	$ 10.00			$ 4.87		$ 4.79						$ 5.90				$ 5.67	$ 5.57
Issue date				Feb. 05, 2020
Notes payable, net of current portion								$ 275,375	$ 248,911	$ 276,461
Converted common shares	44,143
Notes payable outstanding balance								98,419	994,789	42,534
Principal Balance
Debt Instrument [Line Items]
Notes payable, net of current portion										248,911
AON
Debt Instrument [Line Items]
Notes payable outstanding									$ 994,789
2020 Note
Debt Instrument [Line Items]
Debt instrument face amount					$ 103,586
Annual interest rate					5.25%
Maturity date					Jan. 01, 2021
Settlement of notes including principal balance plus accrued and unpaid interest							$ 106,334
2019 Note
Debt Instrument [Line Items]
Notes payable outstanding								98,419
Debt instrument face amount						$ 98,419
Annual interest rate						5.25%
Maturity date					Jan. 01, 2020	Jan. 01, 2020
Settlement of principal amount					$ 98,419
Accrued interest					$ 5,167
Fifth Restated Note
Debt Instrument [Line Items]
Notes payable outstanding										42,534
Debt instrument face amount							$ 42,534
Notes payable outstanding balance										$ 42,534
CEO Note
Debt Instrument [Line Items]
Debt instrument face amount				$ 245,250
Annual interest rate				1.59%
Net proceeds				$ 245,250
Maturity description									The note carried an original maturity of the earlier of the sixth month following the Issue Date or the date the Company has sufficient funds to repay the CEO Note.	The note carried an original maturity of the earlier of the sixth month following the Issue Date or the date the Company has sufficient funds to repay the CEO Note.
Strike price				$ 4.87
Percentage of number of shares to value of loan				150.00%
On event of default									If an event of default occurs and is continuing, the Company agrees to issue a warrant to the holder with a strike price of $4.87 per share for a number of shares equal to 150% of the value of the loan.	If an event of default occurs and is continuing the Company agrees to issue a warrant to the holder with a strike price of $4.87 per share for a number of shares equal to 150% of the value of the loan.
CEO Restated Note
Debt Instrument [Line Items]
Notes payable outstanding									$ 248,911	$ 248,911
Debt instrument face amount															$ 248,911
Annual interest rate															0.25%
Strike price															$ 4.81
Paycheck Protection Program
Debt Instrument [Line Items]
Debt instrument face amount										$ 27,550
Annual interest rate			1.00%
Net proceeds			$ 27,550
Loan forgiveness terms									Some or all of this loan qualified for forgiveness if the Company expended not less than 60% of the loan proceeds on qualified payroll costs.	Some or all of this loan may be forgiven if the Company expends not less than 60% of the loan proceeds on qualified payroll costs.
Paycheck Protection Program | Minimum
Debt Instrument [Line Items]
Percentage of loan proceeds expended on qualified payroll costs			60.00%
2018 Note
Debt Instrument [Line Items]
Maturity date						Jan. 01, 2019
2019 CFO Note
Debt Instrument [Line Items]
Notes payable outstanding								275,375
Debt instrument face amount								$ 275,375
Annual interest rate								5.00%
Maturity date								Dec. 31, 2021
Settlement of notes including principal balance plus accrued and unpaid interest		$ 386,013
2019 CFO Note | Maximum | Future CFO Services
Debt Instrument [Line Items]
Debt instrument face amount								$ 300,000
2018 Flagship Note
Debt Instrument [Line Items]
Maturity date								Dec. 31, 2019
2020 Flagship Note
Debt Instrument [Line Items]
Debt instrument face amount		$ 386,013
Annual interest rate		5.00%
Settlement of notes including principal balance plus accrued and unpaid interest	$ 441,432
2020 Flagship Note | Maximum
Debt Instrument [Line Items]
Accrued and unpaid fees for service rendered		$ 300,000
Insurance Premium Financing and Security Agreement | AON
Debt Instrument [Line Items]
Notes payable outstanding									$ 994,789
Annual interest rate											3.49%
Debt instrument, carrying amount											$ 1,361,916,000,000
Final payment due date									2021-11